CONCENTRATION OF RISK (Details Narrative) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | One Customer Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.00%	20.00%	37.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	25.00%
Accounts Receivable [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	14.00%
Cost of Revenues [Member] | One Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Cost of Revenues [Member] | Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.00%	28.00%	35.00%
Accounts Payable [Member] | One Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts Payable [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts Payable [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.00%